Related Party Agreements And Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Current receivables	$ 22	$ 19
Current payables	17	17
Administrative Services Provided To PG&E Corporation [Member]
Related Party Transaction [Line Items]
Utility revenues from	7	7	6
Administrative Services Received From PG&E Corporation [Member]
Related Party Transaction [Line Items]
Utility expenses from	45	50	49
Utility Employee Benefit Due To PG&E Corporation [Member]
Related Party Transaction [Line Items]
Utility expenses from	$ 57	$ 51	$ 33